Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share - Schedule of diluted earnings per share (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Diluted earnings per share [abstract]
Profit (loss) attributable to the Parent	€ 12,574	€ 11,076	€ 9,605
Remuneration of PPCC and PPCA	(620)	(492)	(529)
Dilutive effect of changes in profit for the period arising from potential conversion of ordinary shares	0	0	0
Profit (loss) attributable to ordinary equity holders of parent including dilutive effects	11,954	10,584	9,076
Profit (loss) from discontinued operations (non controlling interest net)	0	0	0
Profit (loss) from continuing operations (net of non-controlling interests and CCP)	€ 11,954	€ 10,584	€ 9,076
Weighted average number of shares outstanding (in shares)	15,497,607,269	16,172,084,714	16,848,344,667
Dilutive effect of options/rights on shares (in shares)	70,110,570	75,180,407	55,316,206
Adjusted number of shares (in shares)	15,567,717,839	16,247,265,121	16,903,660,873
Diluted earnings (loss) per share (in euro per share)	€ 0.768	€ 0.651	€ 0.537
Diluted earnings (loss) per share from discontinued operations (in euro per share)	0	0	0
Diluted earnings (loss) per share from continuing operations (in euro per share)	€ 0.768	€ 0.651	€ 0.537